Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Finacial Risk Management Abstract [Abstract]
Summary of Nature and Extent of Risks Arising from Financial Instruments
4.2.1 Overview of credit risk
Credit risk is the risk of loss from the portfolio of assets held due to the counterparty’s default, breach of contract, and deterioration of credit quality. For risk management reporting purposes, the Group considers all factors of credit risk exposure, such as default risk of individual borrowers, country risk, and risk of specific sectors in an integrated way.
4.2.2 Credit risk management
The Group measures the expected loss and economic capital for the assets subject to credit risk management, including on-balance and off-balance assets, and uses them as management indicators. The Group allocates and manages credit risk economic capital limits.
In addition, to prevent excessive concentration of exposures by borrower and industry, the total exposure limit at the Group level is introduced, applied, and managed to control the credit concentration risk.
All of the Kookmin Bank’s loan customers (individuals and corporates) are assigned a credit rating and managed by a comprehensive internal credit evaluation system. For individuals, the credit rating is evaluated by utilizing personal information, income and job information, asset information, and bank transaction information. For corporates, the credit rating is evaluated by analyzing and utilizing financial and non-financial information which measures current and future corporate value and ability to repay the debt. Also, the extent to which corporates have the ability to meet debt obligations is comprehensively considered.
The credit rating, once assigned, serves as the fundamental instrument in Kookmin Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing, and assessment of allowances for credit losses. For corporates, Kookmin Bank conducts a regular credit evaluation at least once a year, and the review and supervision departments regularly validate the adequacy of credit ratings to manage credit risks.
KB Kookmin Card Co., Ltd.’s credit scoring system is divided into Application Scoring System (“ASS”) and Behavior Scoring System (“BSS”). For applications that meet the eligibility criteria for card issuance, the card will be issued only if the ASS credit rating is above the standard. KB Kookmin Card Co., Ltd.’s internal information, external information from the credit bureau company and others, and personal information on the application are used to calculate the ASS credit rating. The BSS, which is recalculated on a weekly basis, predicts the delinquency probability of cardholders, and utilizes it to monitor cardholders and portfolio risk.
4.3.1 Overview of liquidity risk
Liquidity risk is a risk that the Group becomes insolvent due to the mismatch between the inflow and outflow of funds, unexpected cash outflows, or a risk of loss due to financing funds at a high interest rate or disposing of securities at an unfavorable price due to lack of available funds. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other inflows and outflows of funds, and off-balance sheet items related to the inflows and outflows of funds such as currency derivative instruments and others.
4.3.2 Liquidity risk management and indicator
The liquidity risk is managed by risk management policies and liquidity risk management guidelines set forth in these policies that apply to all risk management policies and procedures that may arise throughout the overall business of the Group.
The Group calculates and manages cumulative liquidity gap, liquidity ratio and others for all transactions and off-balance transactions related to liquidity, that affect the cash flows in Korean won and foreign currency funds raised and operated for the management of liquidity risks and periodically reports them to the Risk Management Council and the Risk Management Committee.
4.4.1 Concept
Market risk refers to risks that can result in losses due to changes in market factors such as interest rate, stock price, and foreign exchange rate, etc., which arise from securities, derivatives, and others. The most significant risks associated with trading positions are interest rate risk, currency risk, and additional risks include stock price risk. The non-trading position is also exposed to interest rate risk. The Group manages the market risks by dividing them into those arising from the trading position and those arising from the non-trading position.
4.4.2 Risk management
The Group sets and monitors internal capital limits for market risk and interest rate risk to manage the risks of trading and non-trading positions. In order to manage market risk efficiently, the Group maintains risk management systems and procedures such as trading policies and procedures, market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading positions. The entire process is carried out through consultation with the Risk Management Council and approval by the Risk Management Committee of the Group. However, insurance companies that are engaged in the insurance business are not subject to these guidelines and are monitored by setting internal capital limits for market risk and interest rate risk based on K-ICS.
In the case of Kookmin Bank, a major subsidiary, the Risk Management Council establishes and enforces overall market risk management policies for market risk management and decides to establish position limits, loss limits, VaR limits, and approves non-standard new products. In addition, the Market Risk Management Subcommittee, chaired by Chief Risk Officer (“CRO”), is a practical decision-making body for market risk management and determines position limits, loss limits, VaR limits, sensitivity limits, and scenario loss limits for each department of the business group.
Kookmin Bank’s Asset-Liability Management Committee (“ALCO”) determines interest rate and commission operating standards and Asset Liability Management (“ALM”) operation policies and enacts and revises relevant guidelines. The Risk Management Committee and the Risk Management Council monitor the establishment and enforcement of ALM risk management policies and enact and revise ALM risk management guidelines. Interest rate risk limits are set based on future asset and liability positions and expected interest rate volatility, which reflect annual business plans. The Financial Planning Department and the Risk Management Department regularly measure and monitor interest rate risk and report the status and limit of interest rate risk including changes in Economic Value of Equity (“ΔEVE”), changes in Net Interest Income (“ΔNII”), and duration gap to the ALCO and the Risk Management Council on a monthly basis, and to the Risk Management Committee on a quarterly basis. To ensure the adequacy of interest rate risk and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the procedures and tasks of ALM operations conducted by the ALM department, and reports related matters to the management independently.
Kookmin Bank is closely monitoring the outputs of various industry groups and markets that manage the transition to the new interest rate benchmark, including announcements by LIBOR regulation authority and various consultative bodies related to the transition to alternative interest rate. In response to these announcements, Kookmin Bank has completed most of the transition and replacement plans according to LIBOR transition programs and plans consisting of major business areas such as finance, accounting, tax, legal, IT, and risk. The program is under the control of the CFO and related matters are reported to the board of directors and consultative bodies with senior management as members. Kookmin Bank continues its efforts as a market participant to actively express opinions so that the index interest rate benchmark reform can be carried out in the direction of minimizing the financial and non-financial impacts and operational risks and minimizing confusion among stakeholders.
4.4.3 Trading position
4.4.3.1 Definition of a trading position
The trading position, which is subject to market risk management, is the trading position defined in “Trading Policy and Guidelines” and the basic requirements for the trading position are as follows:

•	The target position has no restrictions on the sale, and the daily fair value assessment should be made, and the embedded significant risk can be hedged in the market.

•	The trading position classification criteria should be clearly defined in the Trading Policy and Guidelines, and the trading position should be managed by a separate trading department.

•	The target position must be operated according to the documented trading strategy and the management of position limit must be carried out.

•
The specialized dealer or operating department shall have the authority to execute the transaction without prior approval from the Risk Management Department, etc. within the predetermined limits of the target position.

•	The target positions should be periodically reported to management for risk management of the Group.
(a) Interest rate risk
Interest rate risk for trading positions usually arises from debt securities. The Group’s trading strategy is to gain short-term trading gains from interest rate fluctuations. The Group manages interest rate risk associated with trading portfolios using sensitivity analysis (Price Value of a Basis Point: PVBP).
(b) Stock price risk
Stock price risk usually arises from the portfolio of trading stocks. The portfolio of trading stocks consists of stocks listed on the exchange and derivatives linked to stocks, collective investment securities and others.
(c) Currency risk
Currency risk arises from holding assets and liabilities which are denominated in foreign currency, and currency-related derivatives. Most of the net foreign currency exposures occur in the US dollars, the Chinese Yuan and the Indonesian Rupiah.
4.5.1 Concept
Operational risk of the Group refers to the risk of loss that may occur due to improper or incorrect internal procedures, personnel, systems or external events. Operational risk management plays a role in enhancing the stability and soundness of financial institutions by managing the appropriate level of capital and supplementing the internal control system.
4.5.2 Risk management
The purpose of operational risk management is not only to comply with supervisory and regulatory requirements, but also to spread risk management culture, strengthen internal control, improve processes, and provide timely feedback to management and all employees. The Parent Company manages the Group’s overall operational risk, and each subsidiary establishes and implements operational risk management policies according to its own risk level and implements and operates related systems. The Group Risk Management Committee establishes and allocates risk capital of operational risk for each subsidiary, and subsidiaries manage operational risks at an appropriate level within the allocated risk capital.
In order to establish a credit risk management system, the Group manages credit risk by forming a separate risk management organization. In particular, independently of the Sales Group, the Credit Management & Analysis Group of Kookmin Bank, a subsidiary, is in charge of loan policy, loan system, credit rating, credit analysis, follow-up management, and corporate restructuring. The Risk Management Group of Kookmin Bank is responsible for establishing policies on credit risk management, measuring and limiting internal capital of credit risk, setting credit limits, credit review, and verification of credit rating models.
Summary of Maximum Exposure to Credit Risk
The Group’s maximum exposures to credit risk without consideration of collateral values in relation to financial instruments other than equity securities as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Financial assets
Due from financial institutions measured at amortized cost *	￦	29,912,097	￦	27,579,279
Financial assets at fair value through profit or loss:
Due from financial institutions measured at fair value through profit or loss		69,469		79,811
Securities measured at fair value through profit or loss		65,899,397		72,658,432
Loans measured at fair value through profit or loss		493,562		183,726
Financial instruments indexed to the price of gold		90,006		93,743
Derivatives		9,446,580		6,157,628
Loans measured at amortized cost *		433,038,931		444,805,287
Financial investments:
Securities measured at fair value through other comprehensive income		76,648,353		78,926,437
Securities measured at amortized cost *		35,919,241		39,701,389
Loans measured at fair value through other comprehensive income		549,272		801,050
Other financial assets *		10,718,383		16,544,513

		662,785,291		687,531,295

Off-balance sheet items
Acceptances and guarantees contracts		12,425,753		13,763,222
Financial guarantee contracts		8,297,042		7,828,205
Commitments		188,295,902		203,906,179

		209,018,697		225,497,606

	￦	871,803,988	￦	913,028,901

*	After netting of allowance

Summary of Credit Quality of Loans
Credit qualities of loans as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans measured at amortized cost*
Corporate
Grade 1	￦	134,819,382	￦	5,877,660	￦	3,372	￦	—	￦	140,700,414
Grade 2		65,653,118		8,585,346		4,480		—		74,242,944
Grade 3		4,054,714		3,221,267		14,694		—		7,290,675
Grade 4		570,671		922,748		34,298		—		1,527,717
Grade 5		11,909		419,058		1,959,706		—		2,390,673

		205,109,794		19,026,079		2,016,550		—		226,152,423

Retail
Grade 1		164,125,295		4,240,281		11,287		—		168,376,863
Grade 2		8,100,613		3,846,756		32,878		—		11,980,247
Grade 3		4,320,640		1,477,297		25,600		—		5,823,537
Grade 4		306,655		315,357		32,330		—		654,342
Grade 5		26,013		742,720		834,178		—		1,602,911

		176,879,216		10,622,411		936,273		—		188,437,900

Credit card
Grade 1		11,547,014		1,316,136		—		—		12,863,150
Grade 2		4,390,211		1,214,946		—		—		5,605,157
Grade 3		1,142,362		1,925,145		—		—		3,067,507
Grade 4		2,227		302,736		—		—		304,963
Grade 5		666		173,049		595,101		—		768,816

		17,082,480		4,932,012		595,101		—		22,609,593

		399,071,490		34,580,502		3,547,924		—		437,199,916

Loans measured at fair value through other comprehensive income
Corporate
Grade 1		489,445		—		—		—		489,445
Grade 2		59,827		—		—		—		59,827
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		549,272		—		—		—		549,272

		549,272		—		—		—		549,272

	￦	399,620,762	￦	34,580,502	￦	3,547,924	￦	—	￦	437,749,188

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans measured at amortized cost*
Corporate
Grade 1	￦	142,216,615	￦	6,765,165	￦	2,122	￦	—	￦	148,983,902
Grade 2		65,606,587		10,632,633		40,942		—		76,280,162
Grade 3		3,547,489		3,964,877		8,231		—		7,520,597
Grade 4		654,654		1,285,650		31,645		—		1,971,949
Grade 5		16,188		581,524		2,871,510		—		3,469,222

		212,041,533		23,229,849		2,954,450		—		238,225,832

Retail
Grade 1		165,579,777		4,147,682		11,945		—		169,739,404
Grade 2		7,133,302		3,664,451		30,019		—		10,827,772
Grade 3		4,941,476		1,614,245		26,804		—		6,582,525
Grade 4		258,300		375,964		24,908		—		659,172
Grade 5		42,561		776,597		1,064,258		—		1,883,416

		177,955,416		10,578,939		1,157,934		—		189,692,289

Credit card
Grade 1		10,776,164		253,905		—		—		11,030,069
Grade 2		5,854,931		936,657		—		—		6,791,588
Grade 3		1,645,099		1,416,715		—		—		3,061,814
Grade 4		7,827		431,083		—		—		438,910
Grade 5		2,432		229,439		795,719		—		1,027,590

		18,286,453		3,267,799		795,719		—		22,349,971

		408,283,402		37,076,587		4,908,103		—		450,268,092

Loans measured at fair value through other comprehensive income
Corporate
Grade 1		762,041		—		—		—		762,041
Grade 2		39,009		—		—		—		39,009
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		801,050		—		—		—		801,050

		801,050		—		—		—		801,050

	￦	409,084,452	￦	37,076,587	￦	4,908,103	￦	—	￦	451,069,142

*	Before netting of allowance

Summary of Credit Quality of Loans Graded According to Internal Credit Ratings
Credit qualities of loans graded according to internal credit ratings as of December 31, 2022 and 2023, are as follows:

	Range of probability of default (%)	Retail	Corporate
Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under

Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans	Quantification of the extent to which collateral and other credit enhancements mitigate credit risk of loans as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	100,429,157	￦	7,060,738	￦	301,688	￦	107,791,583
Deposits and savings		1,855,720		141,016		46,984		2,043,720
Property and equipment		14,648,523		1,002,291		180,103		15,830,917
Real estate		191,121,014		15,793,644		1,708,145		208,622,803

	￦	308,054,414	￦	23,997,689	￦	2,236,920	￦	334,289,023

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	114,669,115	￦	7,639,754	￦	425,696	￦	122,734,565
Deposits and savings		2,461,434		129,853		15,176		2,606,463
Property and equipment		15,121,688		1,109,156		442,084		16,672,928
Real estate		196,412,901		19,374,276		2,893,235		218,680,412

	￦	328,665,138	￦	28,253,039	￦	3,776,191	￦	360,694,368

Summary of Credit Quality of Securities Excluding Equity Securities
Credit qualities of securities exposed to credit risk other than equity securities among financial investments as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities measured at amortized cost*
Grade 1	￦	34,211,405	￦	—	￦	—	￦	—	￦	34,211,405
Grade 2		1,713,414		—		—		—		1,713,414
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		35,924,819		—		—		—		35,924,819

Securities measured at fair value through other comprehensive income
Grade 1		70,830,502		—		—		—		70,830,502
Grade 2		5,669,442		53,861		—		—		5,723,303
Grade 3		66,797		9,169		—		—		75,966
Grade 4		13,942		4,640		—		—		18,582
Grade 5		—		—		—		—		—

		76,580,683		67,670		—		—		76,648,353

		￦112,505,502	￦	67,670	￦	—	￦	—	￦	112,573,172

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities measured at amortized cost*
Grade 1	￦	35,812,502	￦	—	￦	—	￦	—	￦	35,812,502
Grade 2		3,907,307		—		—		—		3,907,307
Grade 3		852		—		—		—		852
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		39,720,661		—		—		—		39,720,661

Securities measured at fair value through other comprehensive income
Grade 1		72,574,183		—		—		—		72,574,183
Grade 2		6,326,108		—		—		—		6,326,108
Grade 3		26,146		—		—		—		26,146
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		78,926,437		—		—		—		78,926,437

	￦	118,647,098	￦	—	￦	—	￦	—	￦	118,647,098

*	Before netting of allowance

Summary of Credit Quality of Securities Excluding Equity Securities According to Credit Ratings External Rating Agencies
Credit qualities of securities other than equity securities, according to the credit ratings by external credit rating agencies as of December 31, 2022 and 2023, are as follows:

	Domestic				Foreign
Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 to AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A - to AA -	A- to AA-	A- to AA-	A- to AA-	BBB-to BBB+	BBB-to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB +	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB -	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	B+ to BB-	B+ to BB-	B1 to Ba3
Grade 5	BB - or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Summary of Credit Quality Due Financial Institutions
Credit qualities of due from financial institutions as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions measured at amortized cost*
Grade 1	￦	28,023,879	￦	—	￦	—	￦	—	￦	28,023,879
Grade 2		1,428,663		—		—		—		1,428,663
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		462,298		—		—		—		462,298

	￦	29,914,840	￦	—	￦	—	￦	—	￦	29,914,840

	December 31, 2023
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions measured at amortized cost*
Grade 1	￦	26,279,729	￦	—	￦	—	￦	—	￦	26,279,729
Grade 2		503,794		—		—		—		503,794
Grade 3		108,290		—		—		—		108,290
Grade 4		—		—		—		—		—
Grade 5		688,487		—		—		—		688,487

		￦27,580,300	￦	—	￦	—	￦	—	￦	27,580,300

*	Before netting of allowance

Summary of Quantification Extent Collateral and Credit Enhancements Mitigate Credit Risk Derivatives
Quantification of the extent to which collateral mitigates credit risk of derivative financial instruments as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Deposits, savings, securities, and others	￦	2,966,923	￦	1,471,117

Summary of Groups Regional Loans	Classifications of loans by country as of December 31, 2022 and 2023, are as follows:

	December 31, 2022 *
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	183,102,083	￦	199,258,559	￦	22,562,372	￦	404,923,014	92.40	￦	(3,033,033)	￦	401,889,981
Europe		—		4,694,011		—		4,694,011	1.07		(25,696)		4,668,315
China		140,060		6,901,682		363		7,042,105	1.61		(39,025)		7,003,080
Japan		—		1,150,151		46		1,150,197	0.26		(1,755)		1,148,442
United States		—		5,130,629		—		5,130,629	1.17		(18,229)		5,112,400
Cambodia		2,610,472		3,768,170		—		6,378,642	1.46		(73,723)		6,304,919
Indonesia		1,735,571		2,896,037		43,023		4,674,631	1.07		(795,309)		3,879,322
Others		849,713		3,396,018		3,789		4,249,520	0.96		(174,213)		4,075,307

	￦	188,437,899	￦	227,195,257	￦	22,609,593	￦	438,242,749	100.00	￦	(4,160,983)	￦	434,081,766

	December 31, 2023 *
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	184,016,939	￦	210,306,079	￦	22,304,522	￦	416,627,540	92.33	￦	(4,013,937)	￦	412,613,603
Europe		—		4,611,356		—		4,611,356	1.02		(29,267)		4,582,089
China		73,105		7,048,870		537		7,122,512	1.58		(37,624)		7,084,888
Japan		—		912,224		92		912,316	0.20		(2,072)		910,244
United States		—		5,985,577		—		5,985,577	1.33		(168,487)		5,817,090
Cambodia		3,466,607		3,931,738		1,097		7,399,442	1.64		(243,544)		7,155,898
Indonesia		1,474,419		3,216,033		38,198		4,728,650	1.05		(765,195)		3,963,455
Others		661,219		3,198,731		5,525		3,865,475	0.85		(202,679)		3,662,796

	￦	189,692,289	￦	239,210,608	￦	22,349,971	￦	451,252,868	100.00	￦	(5,462,805)	￦	445,790,063

*	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.

Summary of Groups Industrial Corporate Loans	Classifications of corporate loans by industry as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	23,832,403	10.49	￦	(52,250)	￦	23,780,153
Manufacturing		53,293,160	23.46		(575,186)		52,717,974
Service		98,549,099	43.38		(479,709)		98,069,390
Wholesale and retail		29,712,579	13.08		(352,208)		29,360,371
Construction		6,906,750	3.04		(228,782)		6,677,968
Public sector		1,940,133	0.85		(84,436)		1,855,697
Others		12,961,133	5.70		(213,205)		12,747,928

	￦	227,195,257	100.00	￦	(1,985,776)	￦	225,209,481

	December 31, 2023
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	25,194,810	10.53	￦	(147,964)	￦	25,046,846
Manufacturing		51,666,785	21.60		(619,644)		51,047,141
Service		106,907,060	44.69		(1,247,642)		105,659,418
Wholesale and retail		29,904,053	12.50		(502,211)		29,401,842
Construction		7,047,906	2.95		(280,598)		6,767,308
Public sector		2,259,364	0.94		(83,029)		2,176,335
Others		16,230,630	6.79		(276,811)		15,953,819

	￦	239,210,608	100.00	￦	(3,157,899)	￦	236,052,709

Summary of Groups Retail and Credit Card Loans	Classifications of retail loans and credit card receivables as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing loan	￦	94,767,212	44.90	￦	(163,348)	￦	94,603,864
General loan		93,670,687	44.38		(1,174,018)		92,496,669
Credit card		22,609,593	10.72		(837,842)		21,771,751

	￦	211,047,492	100.00	￦	(2,175,208)	￦	208,872,284

	December 31, 2023
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing loan	￦	97,142,065	45.81	￦	(227,758)	￦	96,914,307
General loan		92,550,224	43.65		(1,141,322)		91,408,902
Credit card		22,349,971	10.54		(935,826)		21,414,145

	￦	212,042,260	100.00	￦	(2,304,906)	￦	209,737,354

Summary of Credit Risk Industrial Concentration Financial Institutions and Securities Excluding Equity Securities Derivative	Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by industry as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Finance and insurance	￦	29,914,840	100.00	￦	(2,743)	￦	29,912,097

		29,914,840	100.00		(2,743)		29,912,097

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		69,469	100.00		—		69,469

		69,469	100.00		—		69,469

Securities measured at fair value through profit or loss
Government and government funded institutions		16,556,811	25.12		—		16,556,811
Finance and insurance		37,674,363	57.17		—		37,674,363
Others		11,668,223	17.71		—		11,668,223

		65,899,397	100.00		—		65,899,397

Derivative financial assets
Government and government funded institutions		58,060	0.61		—		58,060
Finance and insurance		8,988,025	95.15		—		8,988,025
Others		400,495	4.24		—		400,495

		9,446,580	100.00		—		9,446,580

Securities measured at fair value through other comprehensive income
Government and government funded institutions		41,566,376	54.23		—		41,566,376
Finance and insurance		22,463,066	29.31		—		22,463,066
Others		12,618,911	16.46		—		12,618,911

		76,648,353	100.00		—		76,648,353

Securities measured at amortized cost
Government and government funded institutions		16,984,957	47.28		(3)		16,984,954
Finance and insurance		18,368,966	51.13		(5,212)		18,363,754
Others		570,896	1.59		(363)		570,533

		35,924,819	100.00		(5,578)		35,919,241

	￦	217,903,458		￦	(8,321)	￦	217,895,137

	December 31, 2023
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Finance and insurance	￦	27,580,300	100.00	￦	(1,021)	￦	27,579,279

		27,580,300	100.00		(1,021)		27,579,279

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		79,811	100.00		—		79,811

		79,811	100.00		—		79,811

Securities measured at fair value through profit or loss
Government and government funded institutions		21,022,824	28.94		—		21,022,824
Finance and insurance		37,426,249	51.51		—		37,426,249
Others		14,209,359	19.55		—		14,209,359

		72,658,432	100.00		—		72,658,432

Derivative financial assets
Government and government funded institutions		52,508	0.85		—		52,508
Finance and insurance		5,785,110	93.95		—		5,785,110
Others		320,010	5.20		—		320,010

		6,157,628	100.00		—		6,157,628

Securities measured at fair value through other comprehensive income
Government and government funded institutions		44,790,264	56.75		—		44,790,264
Finance and insurance		21,546,428	27.30		—		21,546,428
Others		12,589,745	15.95		—		12,589,745

		78,926,437	100.00		—		78,926,437

Securities measured at amortized cost
Government and government funded institutions		16,391,846	41.27		(655)		16,391,191
Finance and insurance		22,960,878	57.80		(17,965)		22,942,913
Others		367,937	0.93		(652)		367,285

		39,720,661	100.00		(19,272)		39,701,389

	￦	225,123,269		￦	(20,293)	￦	225,102,976

Summary of Credit Risk Regional Concentration Due Financial Institutions and Securities Excluding Equity Securities Derivative	Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by country as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Korea	￦	22,156,154	74.06	￦	(484)	￦	22,155,670
United States		2,267,982	7.58		(28)		2,267,954
Others		5,490,704	18.36		(2,231)		5,488,473

		29,914,840	100.00		(2,743)		29,912,097

Due from financial institutions measured at fair value through profit or loss
Korea		69,469	100.00		—		69,469

		69,469	100.00		—		69,469

Securities measured at fair value through profit or loss
Korea		60,061,811	91.14		—		60,061,811
United States		3,227,851	4.90		—		3,227,851
Others		2,609,735	3.96		—		2,609,735

		65,899,397	100.00		—		65,899,397

Derivative financial assets
Korea		4,831,012	51.14		—		4,831,012
United States		1,351,969	14.31		—		1,351,969
France		1,281,270	13.56		—		1,281,270
Singapore		212,710	2.25		—		212,710
Japan		435,592	4.61		—		435,592
Others		1,334,027	14.13		—		1,334,027

		9,446,580	100.00		—		9,446,580

Securities measured at fair value through other comprehensive income
Korea		70,803,558	92.37		—		70,803,558
United States		2,419,242	3.17		—		2,419,242
Others		3,425,553	4.46		—		3,425,553

		76,648,353	100.00		—		76,648,353

Securities measured at amortized cost
Korea		30,551,452	85.04		(3,886)		30,547,566
United States		2,880,918	8.02		(949)		2,879,969
Others		2,492,449	6.94		(743)		2,491,706

		35,924,819	100		(5,578)		35,919,241

	￦	217,903,458		￦	(8,321)	￦	217,895,137

	December 31, 2023
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Korea	￦	19,763,609	71.65	￦	(229)	￦	19,763,380
United States		3,021,300	10.95		(88)		3,021,212
Others		4,795,391	17.40		(704)		4,794,687

		27,580,300	100.00		(1,021)		27,579,279

Due from financial institutions measured at fair value through profit or loss
Korea		79,811	100.00		—		79,811

		79,811	100.00		—		79,811

Securities measured at fair value through profit or loss
Korea		65,460,878	90.09		—		65,460,878
United States		3,260,968	4.49		—		3,260,968
Others		3,936,586	5.42		—		3,936,586

		72,658,432	100.00		—		72,658,432

Derivative financial assets
Korea		2,931,376	47.61		—		2,931,376
United States		1,008,296	16.37		—		1,008,296
France		863,376	14.02		—		863,376
Singapore		141,696	2.30		—		141,696
Japan		326,585	5.30		—		326,585
Others		886,299	14.40		—		886,299

		6,157,628	100.00		—		6,157,628

Securities measured at fair value through other comprehensive income
Korea		73,226,955	92.78		—		73,226,955
United States		2,354,107	2.99		—		2,354,107
Others		3,345,375	4.23		—		3,345,375

		78,926,437	100.00		—		78,926,437

Securities measured at amortized cost
Korea		35,344,575	88.99		(14,648)		35,329,927
United States		1,159,699	2.92		(1,070)		1,158,629
Others		3,216,387	8.09		(3,554)		3,212,833

		39,720,661	100.00		(19,272)		39,701,389

	￦	225,123,269		￦	(20,293)	￦	225,102,976

Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging	Remaining contractual maturity of financial liabilities other than derivatives held for cash flow hedge, and off-balance sheet items as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,193,210	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,193,210
Financial liabilities designated at fair value through profit or loss 1		10,078,394		—		—		—		—		—		10,078,394
Derivatives held for trading 1		9,209,537		—		—		—		—		—		9,209,537
Derivatives held for hedging 2		—		11,106		8,886		39,174		221,551		3,502		284,219
Deposits 3		175,530,178		29,911,835		45,245,496		131,765,097		17,979,299		1,129,024		401,560,929
Borrowings		7,831,474		23,821,330		7,676,952		19,120,861		12,839,302		1,159,432		72,449,351
Debentures		11,117		4,011,679		8,353,663		20,995,587		33,216,320		6,485,136		73,073,502
Lease liabilities		164		28,079		45,200		171,449		376,159		2,839		623,890
Other financial liabilities		179,241		17,938,781		368,218		447,898		907,643		428,310		20,270,091

	￦	205,033,315	￦	75,722,810	￦	61,698,415	￦	172,540,066	￦	65,540,274	￦	9,208,243	￦	589,743,123

Off-balance sheet items
Commitments 4	￦	188,295,902	￦	—	￦	—	￦	—	￦	—	￦	—	￦	188,295,902
Acceptances and guarantees contracts		12,425,753		—		—		—		—		—		12,425,753
Financial guarantee contracts 5		8,297,042		—		—		—		—		—		8,297,042

	￦	209,018,697	￦	—	￦	—	￦	—	￦	—	￦	—	￦	209,018,697

	December 31, 2023
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,953,472	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,953,472
Financial liabilities designated at fair value through profit or loss 1		7,966,963		—		—		—		—		—		7,966,963
Derivatives held for trading 1		5,966,512		—		—		—		—		—		5,966,512
Derivatives held for hedging 2		7,856		11,887		16,968		48,476		50,888		(4,255)		131,820
Deposits 3		175,103,423		35,688,530		55,092,937		131,347,718		17,325,661		1,764,854		416,323,123
Borrowings		10,729,326		18,654,410		6,594,666		21,356,372		12,432,385		1,195,946		70,963,105
Debentures		10,077		3,843,626		5,556,957		21,137,247		37,653,013		5,727,779		73,928,699
Lease liabilities		243		27,478		43,005		172,528		366,002		34,804		644,060
Other financial liabilities		875,267		25,693,343		166,001		331,289		1,128,101		264,861		28,458,862

	￦	203,613,139	￦	83,919,274	￦	67,470,534	￦	174,393,630	￦	68,956,050	￦	8,983,989	￦	607,336,616

Off-balance sheet items
Commitments 4	￦	203,906,179	￦	—	￦	—	￦	—	￦	—	￦	—	￦	203,906,179
Acceptances and guarantees contracts		13,763,222		—		—		—		—		—		13,763,222
Financial guarantee contracts 5		7,828,205		—		—		—		—		—		7,828,205

	￦	225,497,606	￦	—	￦	—	￦	—	￦	—	￦	—	￦	225,497,606

1
Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.

2	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
3	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
4	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
5	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.

Summary of Cash Flows of Derivatives Held for Cash Flow Hedging	Contractual cash flows of derivatives held for cash flow hedge as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Cash flow to be received (paid) of net-settled derivatives	￦	1,534	￦	10,994	￦	25,749	￦	119,179	￦	3,526	￦	160,982
Cash flow to be received of gross-settled derivatives		10,932		30,311		1,003,755		2,894,502		—		3,939,500
Cash flow to be paid of gross-settled derivatives		(10,357)		(54,794)		(1,007,950)		(2,255,613)		—		(3,328,714)

	December 31, 2023
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Cash flow to be received (paid) of net-settled derivatives	￦	1,605	￦	9,596	￦	28,260	￦	76,704	￦	802	￦	116,967
Cash flow to be received of gross-settled derivatives		35,052		86,391		331,383		2,723,781		—		3,176,607
Cash flow to be paid of gross-settled derivatives		(35,871)		(92,640)		(488,194)		(3,272,506)		—		(3,889,211)

Summary of Value at Risk
Required equity capital of subsidiaries according to Basel II standardized approach for the year ended December 31, 2022 and according to Basel III standardized approach for the year ended December 31, 2023 are as follows:
Kookmin Bank

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Interest rate risk	￦	34,923	￦	16,541	￦	64,356	￦	47,093
Stock price risk		8,606		5,142		11,061		9,407
Currency risk		24,054		14,428		41,815		41,189
Diversification effect								(5,140)

Total VaR	￦	49,701	￦	22,144	￦	99,436	￦	92,549

2023
Sensitivities- based risk		Default risk		Residual risk		Dec. 31, 2023

(In millions of Korean won)
￦	479,174	￦	85,375	￦	862	￦	565,411
Meanwhile, required equity capital for the positions which are measured according to Basel II standardized approach, and not measured by VaR as of December 31, 2022 are as follows:

2022
Interest rate risk		Stock price risk		Currency risk		Dec. 31, 2022

(In millions of Korean won)
￦	18,545	￦	4,686	￦	70,757	￦	93,988
KB Securities Co., Ltd.

2022
Interest rate risk		Stock price risk		Currency risk		Finance instruments risk		Dec. 31, 2022
(In millions of Korean won)
￦	755,379	￦	171,592	￦	34,109	￦	41	￦	961,121

2023
Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
(In millions of Korean won)
￦	736,052	￦	307,681	￦	7,454	￦	1,051,187
KB Kookmin Card Co., Ltd.

2022
Interest rate risk		Stock price risk		Currency risk		Finance instruments risk		Dec. 31, 2022
(In millions of Korean won)
￦	—	￦	—	￦	21,341	￦	—	￦	21,341

2023
Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
(In millions of Korean won)
￦	43,029	￦	—	￦	—	￦	43,029

KB Asset Management Co., Ltd.

2022
Interest rate risk		Stock price risk		Currency risk		Finance instruments risk		Dec. 31, 2022
(In millions of Korean won)
￦	—	￦	—	￦	2,455	￦	—	￦	2,455

2023
Sensitivities-based risk		Default risk		Residual risk		Dec. 31, 2023
(In millions of Korean won)
￦	3,658	￦	—	￦	—	￦	3,658
KB Capital Co., Ltd.

2022
Interest rate risk		Stock price risk		Currency risk		Finance instruments risk		Dec. 31, 2022
(In millions of Korean won)
￦	—	￦	—	￦	2,045	￦	—	￦	2,045

2023
Sensitivities- based risk		Default risk		Residual risk		Dec. 31, 2023
(In millions of Korean won)
￦	11,127	￦	—	￦	—	￦	11,127
KB Investment Co., Ltd.

2022
Interest rate risk		Stock price risk		Currency risk		Finance instruments risk		Dec. 31, 2022
(In millions of Korean won)
￦	—	￦	8,438	￦	21,727	￦	—	￦	30,165

2023
Sensitivities- based risk		Default risk		Residual risk		Dec. 31, 2023
(In millions of Korean won)
￦	74,408	￦	7,135	￦	—	￦	81,543
KB Data System Co., Ltd.

2022
Interest rate risk		Stock price risk		Currency risk		Finance instruments risk		Dec. 31, 2022
(In millions of Korean won)
￦	—	￦	—	￦	155	￦	—	￦	155

2023
Sensitivities- based risk		Default risk		Residual risk		Dec. 31, 2023
(In millions of Korean won)
￦	325	￦	—	￦	—	￦	325

Summary of Classification of Time Buckets of Cash Flows
(Classification of time buckets of cash flows (19 buckets in total))

Time bucket intervals (D:Day M:Months Y:Years t cf :Repricing date)
Short-term rates	1D (0.0028Y)	1D< t cf ≤1M (0.0417Y)	1M< t cf ≤3M (0.1667Y)	3M< t cf ≤6M (0.375Y)	6M< t cf ≤9M (0.625Y)	9M< t cf ≤1Y (0.875Y)	1Y< t cf ≤1.5Y (1.25Y)	1.5Y< t cf ≤2Y (1.75Y)

Medium-term rates	2Y< t cf ≤3Y (2.5Y)	3Y< t cf ≤4Y (3.5Y)	4Y< t cf ≤5Y (4.5Y)	5Y< t cf ≤6Y (5.5Y)	6Y< t cf ≤7Y (6.5Y)

Long-term rates	7Y< t cf ≤8Y (7.5Y)	8Y< t cf ≤9Y (8.5Y)	9Y< t cf ≤10Y (9.5Y)	10Y< t cf ≤15Y (12.5Y)	15Y< t cf ≤20Y (17.5Y)	t cf >20Y (25Y)

*	The number in brackets is the time bucket’s midpoint.

Summary of Core Deposit and Average Maturity by Category for Non-maturity Deposits
(Caps on core deposit and average maturity by category for
non-maturity
deposits)

	Cap on proportion of core deposits (%)	Cap on average maturity of core deposits (years)

Retail/transactional	90	5
Retail/non-transactional	70	4.5
Wholesale	50	4

Summary of Changes in Equity and Earnings from Interest Rate Risk
(a) Kookmin Bank
ΔEVE is calculated by applying six interest rate shock and stress scenarios, and ΔNII is calculated by applying parallel shock up and parallel shock down scenarios. Results as of December 31, 2022 and 2023, are as follows:

	December 31, 2022				December 31, 2023
	Changes in the economic value of equity capital Δ EVE		Changes in net interest income Δ NII		Changes in the economic value of equity capital Δ EVE		Changes in net interest income Δ NII

	(In millions of Korean won)
Scenario 1 (Parallel shock up)	￦	165,634	￦	162,959	￦	1,211,285	￦	494,957
Scenario 2 (Parallel shock down)		290,330		—		—		—
Scenario 3 (Short rates down, long rates up)		266,737				338,439
Scenario 4 (Short rates up, long rates down)		268,261				620,553
Scenario 5 (Short rates shock up)		288,737				901,087
Scenario 6 (Short rates shock down)		132,998				90,869
Maximum out of six scenarios		290,330		162,959		1,211,285		494,957
Basic capital		30,963,124				33,478,665

Summary of Interest Rate Value at Risk
(b)
Non-bank
subsidiaries
ΔEVE is maximum out of six interest rate shock and stress scenarios, and ΔNII is maximum of parallel shock up and parallel shock down scenarios. Results as of December 31, 2022 and 2023, are as follows:

	December 31, 2022				December 31, 2023
	Δ EVE		Δ NII		Δ EVE		Δ NII

	(In millions of Korean won)
KB Securities Co., Ltd.	￦	37,498	￦	242,200	￦	38,694	￦	419,121
KB Kookmin Card Co., Ltd.		96,282		244,602		42,562		221,049
KB Capital Co., Ltd.		126,535		50,800		206,305		40,167
KB Savings Bank Co., Ltd.		5,320		14,976		14,855		156

Summary of Financial Instruments Foreign Currencies	Financial assets and liabilities denominated in foreign currencies
Details of financial instruments denominated in foreign currencies and translated into Korean won as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	USD		JPY		EUR		GBP		CNY		Others		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	6,353,315	￦	461,826	￦	456,888	￦	97,502	￦	645,271	￦	2,324,691	￦	10,339,493
Financial assets at fair value through profit or loss		7,323,969		2,443		595,384		59,263		7,110		330,779		8,318,948
Derivatives held for trading		636,456		159		10,412		10		19,053		167,796		833,886
Derivatives held for hedging		274,662		—		382		—		—		35,149		310,193
Loans measured at amortized cost		32,980,619		683,705		2,813,855		755,912		1,944,500		6,596,283		45,774,874
Financial assets at fair value through other comprehensive income		6,521,435		—		236,352		5,677		556,052		1,012,665		8,332,181
Financial assets at amortized cost		4,196,436		—		—		37,816		60,013		1,051,467		5,345,732
Other financial assets		1,806,272		292,703		360,120		25,046		97,916		360,277		2,942,334

	￦	60,093,164	￦	1,440,836	￦	4,473,393	￦	981,226	￦	3,329,915	￦	11,879,107	￦	82,197,641

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,143,413	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,143,413
Derivatives held for trading		893,781		9,016		81,119		17,072		6,868		264,833		1,272,689
Derivatives held for hedging		161,785		—		—		—		—		202		161,987
Deposits		25,706,363		1,339,119		1,429,567		344,824		2,307,068		5,238,485		36,365,426
Borrowings		19,700,038		458,856		446,968		588,324		266,727		2,442,313		23,903,226
Debentures		7,771,068		—		2,041,517		—		36,288		975,891		10,824,764
Other financial liabilities		3,540,468		266,505		188,435		14,321		101,048		429,577		4,540,354

	￦	58,916,916	￦	2,073,496	￦	4,187,606	￦	964,541	￦	2,717,999	￦	9,351,301	￦	78,211,859

	December 31, 2023
	USD		JPY		EUR		GBP		CNY		Others		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	6,651,597	￦	579,744	￦	363,520	￦	52,992	￦	408,390	￦	1,644,720	￦	9,700,963
Financial assets at fair value through profit or loss		7,594,682		2,320		699,951		119,801		1,799		348,919		8,767,472
Derivatives held for trading		399,244		374		22,395		4,012		1,173		52,026		479,224
Derivatives held for hedging		166,801		—		225		4		—		4,313		171,343
Loans measured at amortized cost		32,119,823		785,006		2,866,108		979,163		1,648,885		7,093,058		45,492,043
Financial assets at fair value through other comprehensive income		6,076,271		—		288,852		4,591		654,436		1,063,371		8,087,521
Financial assets at amortized cost		2,730,263		—		41,406		199,589		32,579		1,850,922		4,854,759
Other financial assets		3,395,714		100,822		85,263		36,929		515,278		630,366		4,764,372

	￦	59,134,395	￦	1,468,266	￦	4,367,720	￦	1,397,081	￦	3,262,540	￦	12,687,695	￦	82,317,697

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,123,670	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,123,670
Derivatives held for trading		735,627		4,566		45,359		108		11		206,546		992,217
Derivatives held for hedging		154,120		—		1,246		252		—		2,314		157,932
Deposits		25,777,256		1,763,971		1,822,443		761,371		1,787,865		4,200,321		36,113,227
Borrowings		15,895,866		743,356		944,944		314,177		506,248		2,726,591		21,131,182
Debentures		8,412,413		—		2,959,534		—		—		1,008,961		12,380,908
Other financial liabilities		4,773,601		91,519		840,629		8,995		545,722		119,055		6,379,521

	￦	56,872,553	￦	2,603,412	￦	6,614,155	￦	1,084,903	￦	2,839,846	￦	8,263,788	￦	78,278,657

Summary of Objectives Policies and Processes for Managing Capital
4.6 Capital Management
The Group complies with the capital adequacy standard established by the financial supervisory authority. This capital adequacy standard is based on Basel III revised by Basel Committee on Banking Supervision in Bank for International Settlements (“BIS”) in June 2011 and was implemented in Korea in December 2013. According to this standard, the Group is required to maintain a minimum capital adequacy ratio to risk-weighted assets (Common Equity Tier 1 Capital ratio of 8.0%, Tier 1 Capital ratio of 9.5%, and Total Capital ratio of 11.5%) as of December 31, 2023.
The Group’s capital is classified into three categories in accordance with the Detailed Regulations on Supervision of Financial Holding Companies as follows:

•
Common Equity Tier 1 Capital: Common equity Tier 1 Capital is the first to take losses of the Group and is the last to be compensated in liquidation of the Group and not repaid except for liquidation. It includes capital, capital surplus, retained earnings, non-controlling
interests of the consolidated subsidiaries, accumulated other comprehensive income, and other capital surplus, etc.

•
Additional Tier 1 Capital: Additional Tier 1 Capital includes capital, capital surplus, etc. related to the issuance of capital securities of a permanent nature that meets the conditional capital securities requirements.

•
Tier 2 Capital: Tier 2 Capital means capital that can compensate for losses of the Group upon liquidation, including (a) the amount of subordinated bonds with maturity of not less than 5 years that meet the conditional capital securities requirements, and (b) the allowances for credit losses accumulated on the loans which are classified as normal or precautionary in accordance with Regulations on Supervision of Financial Holding Companies, and others.

The risk-weighted assets are the magnitude of the amount of risk inherent in the total asset held by the Group. The Group calculates risk-weighted assets by each risk (credit risk, market risk, and operational risk) based on the Detailed Regulations on Supervision of Financial Holding Companies and uses them to calculate capital adequacy ratio.
The Group evaluates and manages capital adequacy through separate internal policies. The evaluation of capital adequacy compares the size of available capital (the amount of capital actually available) to the size of internal capital (the amount of capital required to cover all the significant risks faced by the Group under its target credit rating), which monitors financial soundness and provides a risk-adjusted performance measurement basis.

Internal capital refers to the capital required to prevent the insolvency from future unexpected losses. The Group operates a system to measure, allocate, and manage internal capital to major subsidiaries by risk type.
The Risk Management Committee of the Group determines the risk appetite of the Group, allocates internal capital by risk type and major subsidiaries, and major subsidiaries operate capital efficiently within the range of the allocated internal capital. The Risk Management Department of the Group monitors internal capital limit management and reports it to management and the Risk Management Committee. If the limit of internal capital is expected to be exceeded due to new businesses or business expansion, the Group’s capital adequacy management is carried out through review and approval by the Risk Management Committee in advance.
Details of the Group’s capital adequacy ratio in accordance with Basel III requirements as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023

	(In millions of Korean won)
Total Capital:	￦	48,969,952	￦	53,743,658
Tier 1 Capital		45,032,020		49,390,274
Common Equity Tier 1 Capital		40,103,660		43,663,753
Additional Tier 1 Capital		4,928,360		5,726,521
Tier 2 Capital		3,937,932		4,353,384
Risk-Weighted Assets:		302,983,943		321,318,905
Total Capital ratio (%):		16.16		16.73
Tier 1 Capital ratio (%)		14.86		15.37
Common Equity Tier 1 Capital ratio (%)		13.24		13.59